Financial Instruments - Changes in Fair Value of Derivatives (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Collateral Already Posted, Aggregate Fair Value					$ 800,000	$ 2,100,000
Gain (Loss) on Derivative Instruments, Net, Pretax	(464,000)	261,000	52,000	(575,000)	(622,000)	(2,251,000)	461,000
Derivative, Collateral, Right to Reclaim Cash	$ 800,000		$ 800,000